Equity accounted investments - Rand (Details) - ZAR (R) R in Millions	1 Months Ended				12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year					R 7,323	[1]	R 7,148
Balance at end of the year	R 7,323	[1]	R 7,148		6,560		7,323	[1]	R 7,148
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year					766		660		578
Share of results of equity-accounted investee after tax					516		327		315
Dividends received	0		(221)	R (116)	0		(221)		(233)
Balance at end of the year	R 766		R 660	R 578	R 1,282		R 766		R 660

[1]	Amount for 31 December 2024 was revised (see note 16.2)